CONSOLIDATED AND COMBINDED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Accounts receivable	$ 3,047	$ 345,915	[1]	$ 73,601	[1]
Other assets	13,173	13,008	[1]	13,611	[1]
Total Current Assets	16,220	358,923	[1]	87,212	[1]
LIABILITIES AND OWNER'S EQUITY
Commission payable	3,518,400	1,643,573	[1]	2,427,309	[1]
Accrued expenses	163,090	133,732	[1]	155,275	[1]
Line of credit	6,436,746	6,450,448	[1]	2,827,400	[1]
Advance commission from Galaxy Casino	531,493	0	[1]	347,902	[1]
Total Liabilities	10,649,729	8,227,753	[1]	5,757,886	[1]
Commitments and Contingencies:			[1]		[1]
SHAREHOLDERS' DEFICIT:
Ordinary shares, no par value, unlimited authorized shares, 15,270,840, 14,295,836 and 14,295,836 shares issued and outstanding, respectively	100	100	[1]	100	[1]
Subscription receivable	(100)	(100)	[1]	(100)	[1]
Accumulated deficit	164,812	(5,539)	[1]	(1,156)	[1]
Advance to owner	(10,798,698)	(7,863,283)	[1]	(5,669,515)	[1]
Accumulated comprehensive loss	377	(8)	[1]	(3)	[1]
Total shareholders' deficit	(10,633,509)	(7,868,830)	[1],[2]	(5,670,674)	[1],[2]
Total Liabilities and Shareholder's deficit	$ 16,220	$ 358,923	[1]	$ 87,212	[1]

[1]	Represents the combined balance sheets of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[2]	Represents the combined statements of Shareholders' deficit of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club